February 21, 2023
VIA EDGAR
The United States Securities and Exchange Commission
100 F. Street, NE
Washington, D.C. 20549-8629
Re:
Nationwide Life Insurance Company
Nationwide Defender Annuity on Form S-1 (1933 Act File No. 333-267809)
Dear Ms. Hahn:
On behalf of Nationwide Life Insurance Company ("Nationwide" or "we"), transmitted for filing with this letter is Pre-Effective Amendment No. 1 to the above-referenced Registration Statement. The filing is being made electronically via EDGAR in accordance with Regulation S-T.
On October 11, 2022, Nationwide filed a Registration Statement on Form S-1 for an Individual Single Purchase Payment Deferred Annuity Contract to be issued by Nationwide. Nationwide received your written comments to the Registration Statement on December 12, 2022. Each comment is restated below and is followed by Nationwide’s response. Pre-Effective Amendment No. 1 reflects changes based on your October 11, 2022 written comments and Nationwide’s responses thereto, and includes other miscellaneous disclosure changes. We will provide you with courtesy copies of this response letter, as well as the "marked" prospectus, via email.
General
1.
Please confirm that all missing information, including all appendices, exhibits and financial statements, will be filed in a pre-effective amendment to the registration statement. We may have further comments when you supply the omitted information. If the registration statement will go effective 135 days after the end of the Company’s last fiscal year end, interim financial statements required by rule 3-12 of Regulation S-X will need to be included.
Response. Nationwide confirms that all missing information, including all appendices, exhibits and financial statements, will be filed in a pre-effective amendment to the registration statement.
2.
Supplementally, please inform us whether there are any types of guarantees or support agreements with third parties to support any Contract features or benefits, or whether the Company will be solely responsible for any benefits or features associated with the Contract.
Response. Nationwide is solely responsible for the benefits and features associated with the Contract.
Cover page
3.
In the second paragraph:
a.
Please consider stating that there are two phases to the Contract - the accumulation (savings) phase and the annuity (payout) phase.
Home Office: One Nationwide PlazaNationwide Insurance
Columbus, Ohio 43215-2220Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

Response. We split the second paragraph into two paragraphs and revised the new third paragraph as follows (emphasis added):
The Contract exist in two separate phases: accumulation (savings) and annuitization (income). During the accumulation phase, the Contract offers as investment options a Fixed Strategy providing principal protection and a guaranteed fixed rate of interest, and Index Strategies each linking to the performance of a specific market index and including a level of protection against loss. At any time after the first two years of the Contract, the contract owner may elect to enter the annuitization phase, during which the investment options are no longer available and Nationwide makes periodic income payments to the Annuitant.
b.
In the third sentence, please add that certain withdrawals, including a full surrender, during the first six years after the Contract is issued may be subject to a contingent deferred sales charge and market value adjustment.
Response. We added the following new disclosure to the second paragraph, as follows (emphasis added):
The Contract is issued by Nationwide Life Insurance Company. The Contract is intended to be a long-term investment vehicle to assist investors in saving for and living in retirement. Nationwide has designed the Contract to offer features, pricing, and investment options that encourage long-term ownership. Withdrawals taken during the first six years of the Contract, including a full surrender, may be subject to a contingent deferred sales charge and market value adjustment which reduce the amount of the withdrawal. All or a portion of any withdrawal may be subject to federal income taxes and withdrawals before age 59½ may be subject to a 10% penalty tax.
4.
In the fifth paragraph:
a.
Please consider revising the first sentence to clarify that a Contract will gain or lose value based on the performance of the Strategies selected.
Response. We revised the first sentence of what is now the fifth paragraph as follows (emphasis added):
The Contract may gain or lose value based on the performance of the Strategies selected.
b.
The second sentence notes the heightened risk of loss. Please supplement to note that, based on the method used to calculate amounts available before the end of the term, there is a risk that there may be a negative adjustment to those amounts at any point before the end of a term even if the index is higher at that point than at the beginning of the term.
Response. We inserted a new eighth paragraph, as follows:
The risk of loss may be greater during a Strategy Term than on the last day of a Strategy Term, and the value of an Index Strategy may be less than what the value was on the first day of the Strategy Term even if the value of the index has increased since the beginning of the Strategy Term.
c.
Consider adding from the prospectus for the Nationwide Defined Protection Annuity (File No. 333-229802): "Each Strategy has a start and end date, and we refer to the duration between those two dates as the ‘Strategy Term.’ At the end of a Strategy Term, you may reinvest in the same Strategy or transfer your money to another Strategy available for investment. You cannot transfer between Strategies until the end of a Strategy Term."
Response. We added the suggested disclosure with necessary revisions for this contract. The sixth paragraph is as follows (emphasis added):
The Contract may gain or lose value based on the performance of the Strategies selected. Each Strategy has a start and end date, and the duration between those two dates is referred to as the "Strategy Term." At the end of a Strategy Term, a contract owner may reinvest in the same Strategy, if available, or transfer their money to another Strategy available for investment. Transfers between
Home Office: One Nationwide PlazaNationwide Insurance
Columbus, Ohio 43215-2220Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

Strategies are not permitted until the end of a Strategy Term unless a contract owner exercises their right under the "Performance Lock" feature, which allows a one-time transfer from an Index Strategy to the Fixed Strategy during a Strategy Term for a fee.
d.
We note that Crediting Factors include the Index, Strategy Term, Buffer, Participation Rate and Cap or Cap+ Rate. Please briefly explain how Crediting Factors may affect an Index Strategy’s gains and losses. For example, that an index may be credited with a return that is lower than the Index's return because of the participation rate and any caps and the application of a buffer may offer some limited protection against possible loss at the end of a Strategy Term.
Response. We revised what is now the seventh paragraph, as follows (emphasis added):
The Index Strategies’ gains and losses also depend on the application of important factors referred to as "Crediting Factors" that make up the Index Strategy. All Index Strategies have a percentage of downside protection called a "Buffer" that provides limited protection against loss. The full protection of the Buffer only applies to amounts held until the end of a Strategy Term. Index Strategies that have defined "Cap Rates" limit gains, and Index Strategies that declare "Cap+ Rates" may participate in less than 100% of the index performance which decreases upside potential.
e.
Please separate the last two sentences into a stand-alone paragraph or bold to highlight ("Index-linked annuity contracts .... Prospective purchasers ....").
Response. We separated the last two sentences to make what is now the new ninth paragraph.
f.
In the last sentence, please insert the following after "financial professional": "about the Contract's features, benefits, risks, and fees and whether the Contract is appropriate for the investor based upon his or her financial situation and objectives."
Response. We updated the last sentence as follows (emphasis added):
Index-linked annuity contracts are complicated investments. Prospective purchasers should consult with a financial professional about the Contract's features, benefits, risks, and fees and whether the contract is appropriate based upon his or her financial situation and objectives.
5.
Please consider briefly describing the types of withdrawals permitted under the Contract. Please also discuss any related contingent deferred sales charges, MVA, and whether such withdrawals will be protected from downside performance.
Response. We revised what is now the ninth paragraph, all bolded, as follows (emphasis added):
While the Contract provides some protection against loss, there is a risk of substantial loss of your principal investment. The risk of loss may be greater in the case of an early withdrawal due to any contingent deferred sales charge and market value adjustment that may apply to the withdrawal. Withdrawals during a Strategy Term may not receive the full downside protection from the applicable Buffer. A prospective purchaser should not buy the Contract if they are not willing to assume the risks associated with the Contract. See "Risk Factors" beginning on page 13.
6.
In the sixth paragraph:
a.
Please clarify whether protection against loss applies only if there are no withdrawals taken until the end of a Strategy Term.
Response. We revised what is now the ninth paragraph, as follows (emphasis added):
While the Contract provides some protection against loss, there is a risk of substantial loss of your principal investment. The risk of loss may be greater in the case of an early withdrawal due to any contingent deferred sales charge and market value adjustment that may apply to the withdrawal. Withdrawals during a Strategy Term may not receive the full downside protection from the applicable Buffer. A prospective purchaser should not buy the Contract if they are not willing to assume the risks associated with the Contract. See "Risk Factors" beginning on page 13.
Home Office: One Nationwide PlazaNationwide Insurance
Columbus, Ohio 43215-2220Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

b.
Please note that risk of loss may also be greater due to the methods used to calculate available amounts for withdrawal since you base amounts available for withdrawal on the current estimated value of the investments at the end of the Term.
Response. We inserted a new eighth paragraph as follows:
Based on the method used to calculate the value of an Index Strategy before the end of its Strategy Term, the risk of loss may be greater during a Strategy Term than on the last day of a Strategy Term, and there is a risk that the value may be less than what the value was on the first day of the Strategy Term even if the value of the index has increased since the beginning of the Strategy Term.
c.
Please add that there may be a tax penalty for any withdrawals taken before the age of 59-1/2.
Response. We added the following disclosure to the end of the second paragraph:
All or a portion of any withdrawal may be subject to federal income taxes and withdrawals before age 59½ may be subject to a 10% penalty tax.
7.
Please state that the prospectus describes all material rights and obligations of annuity purchasers under the annuity contract.
Response. The first paragraph currently includes this disclosure, as follows:
This prospectus describes the Nationwide DefenderSM Annuity Contract (the "Contract"), including all material rights and obligations under the Contract. Please read this prospectus carefully and keep it for future reference. Special terms used throughout this prospectus are defined under "Defined Terms."
Defined Terms
8.
There are several references in this section to other terms that have yet to be defined (e.g., "Term End ISE Percentage"). Please revise each definition that uses non-intuitive defined terms that at that point have not yet been defined to provide brief plain English descriptions of those terms.
Response. We revised the following terms as follows (emphasis added):
Buffer – the maximum percentage of loss that Nationwide will absorb when calculating the percentage of gain or loss for an Index Strategy on a Strategy Term End Date. The percentage of gain or loss on the Strategy Term End Date is referred to as the Term End Index Strategy Earnings Percentage. Negative Index Performance beyond the Buffer results in a negative Term End Index Strategy Earnings Percentage which will reduce the value of the Index Strategy. The full protection of the Buffer only applies to amounts held until the end of the Strategy Term.
Cap Rate - for Index Strategies with Cap Rates, the maximum positive percentage of gain that may be applied when calculating the percentage of gain or loss on for an Index Strategy on a Strategy Term End Date. The percentage of gain or loss on the Strategy Term End Date is referred to as the Term End Index Strategy Earnings Percentage. An Index Strategy’s Cap Rate is declared prior to each Strategy Term and may be different each Strategy Term.
Cap+ Rate – for Index Strategies with Cap+ Rates, the declared percentage of Index Performance that determines when a Participation Rate begins applying when calculating the percentage of gain or loss for an Index Strategy on a Strategy Term End Date. The percentage of gain or loss on the Strategy Term End Date is referred to as the Term End ISE Percentage. Index Strategies with Cap+ Rates receive 100% of any Index Performance up to the Cap+ Rate. For any Index Performance in excess of the Cap+ Rate, the excess Index Performance is multiplied by the Participation Rate and that amount is added to the Cap+ Rate. Both the Cap+ Rate and Participation Rate are declared prior to each Strategy Term and may be different each Strategy Term.
9.
Cap+ Rate: Please restate using plain English ("the declared percentage ....").
Response. We revised the definition of Cap+ Rate as follows:
Home Office: One Nationwide PlazaNationwide Insurance
Columbus, Ohio 43215-2220Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

Cap+ Rate – for Index Strategies with Cap+ Rates, the declared percentage of Index Performance that determines when a Participation Rate is applied when calculating the percentage of gain or loss for an Index Strategy on a Strategy Term End Date. The percentage of gain or loss on the Strategy Term End Date is referred to as the Term End Index Strategy Earnings Percentage. For Index Strategies with Cap+ Rates, all Index Performance up to the Cap+ Rate is applied, and then any Index Performance in excess of the Cap+ Rate is applied based upon a Participation Rate, which may be greater or less than, or equal to, 100%. Both the Cap+ Rate and Participation Rate are declared prior to each Strategy Term and may be different each Strategy Term.
10.
Crediting Factors: We note the definition for Index Strategies is just a list of defined terms. Please summarize first in plain English (e.g., the different values that are used to determine amounts credited at the end of the Term, which include ...").
Response. We revised the definition of Crediting Factors as follows (emphasis added):
Crediting Factors – The different values that are used to calculate the gain or loss for the Strategies. For the Fixed Strategy, the Crediting Factors are the Fixed Strategy Rate and Strategy Term. For Index Strategies with Cap Rates, the Crediting Factors are the Index, Strategy Term, Buffer, Participation Rate, and Cap Rate. For Index Strategies with Cap+ Rates, the Crediting Factors are the Index, Strategy Term, Buffer, Participation Rate, and Cap+ Rate. See "Crediting Factors" for a description of each Crediting Factor.
11.
Index Strategy Value: Please clarify whether this value represents an amount the investor can use and, if so, for what (e.g., withdrawals).
Response. We revised the definition of Index Strategy Value as follows (emphasis added):
Index Strategy Value – The value of an Index Strategy calculated at the end of each Business Day. The Index Strategy Value is equal to the Index Strategy Basis plus Index Strategy Earnings (which may be positive, negative, or equal to zero). The Index Strategy Value is the amount used when processing a withdrawal or full surrender, a Death Benefit payment, a transfer among Strategies, the calculation of any applicable charge or fee, or an annuitization request.
Summary
12.
Please consider adding cross references where appropriate to highlight more detailed discussions of withdrawals, calculation of Contract Value, death benefits, and annuitization.
Response. We have included cross references as appropriate.
What is the purpose of the Contract?, pages 5-6
13.
For clarity, please consider describing defined terms on first use in plain English in this section.
Response. We included plain English descriptions of certain defined terms in the "What is the purpose of the Contract?" section. This resulted in significant changes to the section. For ease of review, we are restating the entire section below (our responses to the subsequent comments to this section show the changes made as a result of those comments):
The Contract is intended to be a long-term investment vehicle to assist investors in saving for and living in retirement. It provides the Contract Owner with a stream of periodic income payments upon retirement. During the years leading up to those income payments, the Contract Owner manages his/her assets in the Contract according to their specific goals and risk preferences by directing the allocation and reallocation among a variety of investment options. Contract growth is tax-deferred, meaning that gains in the Contract are not taxable until withdrawn from the Contract. Finally, in the event that the Annuitant dies before beginning income payments, the Contract offers a Death Benefit.
Nationwide assesses an annual Product Fee of […]%, charged quarterly on the Contract Value allocated to Index Strategies. The Product Fee is not assessed on Contract Value allocated to the Fixed Strategy.
Prior to the Annuitization Date, the Contact offers a Fixed Strategy and Index Strategies as investment options. The Fixed Strategy provides principal protection and credits interest daily at a specified rate called the Fixed Strategy Rate that is guaranteed for each 1-year Strategy Term for which it is declared. Each Index Strategy
Home Office: One Nationwide PlazaNationwide Insurance
Columbus, Ohio 43215-2220Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies offered is linked to an Index, has a Strategy Term of 1, 3, or 6 years, and a Buffer of 10% or 20%. The Buffer is the maximum percentage of loss that Nationwide absorbs when calculating any losses at the end of a Strategy Term.
Each Index Strategy also has a Participation Rate, which acts as a multiplier because it has the effect of multiplying the performance of the Index. If the Participation Rate is greater than 100%, it increases upside potential. Conversely, if the Participation Rate is lower than 100%, it decreases upside potential. Each Index Strategy also has either: 1) a Cap Rate, which is the maximum gain for an Index Strategy at the end of its Strategy Term; or 2) a Cap+ Rate, which is the percentage of Index Performance that determines when a Participation Rate begins applying when calculating the percentage of gain at the end of a Strategy Term. The Participation Rate, Cap Rate, and Cap+ Rate are declared prior to each Strategy Term and may be different each Strategy Term. See "Index Strategies."
On each Business Day, Nationwide calculates the value of each Index Strategy. The value of an Index Strategy is referred to as the Index Strategy Value. To calculate the Index Strategy Value, Nationwide first calculates the Index Strategy Basis, which is the amount the Contract Owner allocated to the Index Strategy at the beginning of the Strategy Term, reduced by any withdrawals, taxes, and fees taken during the Strategy Term. Nationwide then calculates the dollar amount of gain or loss which is referred to as Index Strategy Earnings. Finally, Nationwide adds (if positive) or subtracts (if negative) the Index Strategy Earnings from the Index Strategy Basis to determine the Index Strategy Value. See "Valuing the Contract" and "Index Strategy Earnings."
Index Strategy Earnings are calculated differently on the Strategy Term End Date, which is the last day of a Strategy Term, than they are on any other day during the Strategy Term. On the Strategy Term End Date, Index Strategy Earnings are calculated using a percentage called the Term End ISE Percentage, which is calculated by applying the applicable Buffer, Participation Rate, and Cap Rate or Cap+ Rate to the Index Performance as described in the "Term End Index Strategy Earnings Percentage (Term End ISE Percentage)" section.
On any other day during the Strategy Term, Index Strategy Earnings are calculated using a percentage called the Daily ISE Percentage, which is an estimated present value of what the Term End ISE Percentage will be at the end of the Strategy Term. The estimated present value takes into account the impact of the applicable Buffer, Participation Rate, and Cap Rate or Cap+ Rate, but those factors do not apply to the same extent that they do when calculating the Term End ISE Percentage. Most notably, the Buffer does not provide the same level of protection and as a result the Index Strategy Value may reflect losses even if negative Index Performance is within the Buffer during a Strategy Term. Additionally, while the Daily ISE Percentage uses the Index Performance, it is not directly related to the Index Performance and the Daily ISE Percentage may be negative even if the Index Performance is positive. This may result in losses and the losses are realized when a withdrawal is taken during the Strategy Term. See "Daily Index Strategy Earnings Percentage (Daily ISE Percentage)" and "Appendix D: Daily Index Strategy Earnings Percentage."
The Contract Owner may take partial withdrawals or fully surrender the Contract Value at any time prior to the Annuitization Date by submitting a withdrawal request to Nationwide’s Service Center. Partial withdrawals or a full surrender taken in the first six years of the Contract may be subject to a Contingent Deferred Sales Charge (CDSC) and may also be subject to a negative Market Value Adjustment (MVA), both of which will reduce the amount of the withdrawal that the Contract Owner receives (see "What fees or adjustments are assessed if a Contract Owner takes a partial withdrawal or a full surrender of the Contract?").
During the first six Contract Years, the Contract Owner may take withdrawals, called Free Withdrawals, that do not incur a CDSC or MVA. The total dollar amount of Free Withdrawals that can be taken each Contract Year is the Free Withdrawal Amount, which is the greater of 10% of the Contract Value as calculated on the first day of that Contract Year, or the amount required to meet minimum distribution requirements for this Contract under the Code.
All or a portion of any withdrawal may be subject to federal income taxes, and Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
Home Office: One Nationwide PlazaNationwide Insurance
Columbus, Ohio 43215-2220Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

The Contract provides a Death Benefit that may be triggered prior to the Annuitization Date upon the death of the Annuitant (or Co-Annuitant, if applicable). The standard Death Benefit is equal to the Contract Value, or, for an additional fee, the Contract Owner can elect the Return of Premium Death Benefit Option. In general, the Return of Premium Death Benefit Option provides a Death Benefit equal to the greater of 1) the Contract Value; or 2) the Purchase Payment made to the Contract reduced by any partial withdrawals in the proportion that such partial withdrawal reduced the Contract Value on the date of the partial withdrawal. See "Death Benefit and Succession Rights."
Upon the Annuitization Date, Nationwide pays guaranteed income in the form of annuity payments. The duration and dollar amount of the annuity payments will depend on the dollar amount annuitized and the annuity payment option selected. See "Annuitizing the Contract."
All payments under the Contract are subject to Nationwide’s financial strength and claims-paying ability, as well as the terms and conditions described in this prospectus.
While the Contract provides some protection against loss, you can lose money under the Contract. It is possible to lose a substantial amount of your principal investment. You should not buy the Contract if you are not willing to assume the risks associated with the Contract. See "Risk Factors." Additionally, you should not buy the Contract if you are looking for a short-term investment or if you plan to take withdrawals in excess of the Free Withdrawal Amount during the first six years of the Contract.
14.
Please provide a brief description in the Summary of how amounts available for withdrawal before the end of the Term are determined.
Response. We revised what is now the seventh paragraph, as follows (emphasis added):
On any other day during the Strategy Term, Index Strategy Earnings are calculated using a percentage called the Daily ISE Percentage, which is an estimated present value of what the Term End ISE Percentage will be at the end of the Strategy Term. The estimated present value takes into account the impact of the applicable Buffer, Participation Rate, and Cap Rate or Cap+ Rate, but those factors do not apply to the same extent that they do when calculating the Term End ISE Percentage. Most notably, the Buffer does not provide the same level of protection and as a result the Index Strategy Value may reflect losses even if negative Index Performance is within the Buffer during a Strategy Term. Additionally, while the Daily ISE Percentage uses the Index Performance, it is not directly related to the Index Performance and the Daily ISE Percentage may be negative even if the Index Performance is positive. This may result in losses and the losses are realized when a withdrawal is taken during the Strategy Term. See "Daily Index Strategy Earnings Percentage (Daily ISE Percentage)" and "Appendix D: Daily Index Strategy Earnings Percentage."
15.
After the third paragraph, please briefly explain how the buffer, participation and cap rate work and how they affect the gains or losses in an Index credited to a Contract's value during a Strategy Term.
Response. As a result of the comments in this section of the comment letter, we made significant revisions to the "What is the purpose of the Contract?" section. The new seventh paragraph of the "What is the purpose of the Contract?" section briefly explains the impact of the Buffer, Participation Rate, Cap Rate and Cap+ Rate when calculating gain/loss during a Strategy Term, as follows:
On any other day during the Strategy Term, Index Strategy Earnings are calculated using a percentage called the Daily ISE Percentage, which is an estimated present value of what the Term End ISE Percentage will be at the end of the Strategy Term. The estimated present value takes into account the impact of the applicable Buffer, Participation Rate, and Cap Rate or Cap+ Rate, but those factors do not apply to the same extent that they do when calculating the Term End ISE Percentage. Most notably, the Buffer does not provide the same level of protection and as a result the Index Strategy Value may reflect losses even if negative Index Performance is within the Buffer during a Strategy Term. Additionally, while the Daily ISE Percentage uses the Index Performance, it is not directly related to the Index Performance and the Daily ISE Percentage may be negative even if the Index Performance is positive. This may result in losses and the losses are realized when a withdrawal is taken during the Strategy Term. See "Daily Index Strategy Earnings Percentage (Daily ISE Percentage)" and "Appendix D: Daily Index Strategy Earnings Percentage."
Home Office: One Nationwide PlazaNationwide Insurance
Columbus, Ohio 43215-2220Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

16.
Because both the participation rate and a cap may limit upside participation in a reference index, please clarify if they will both apply to a single Strategy and explain how each will affect any upside gains credited at the end of a Strategy Term.
Response. An Index Strategy that has a Cap Rate will always have a Participation Rate of at least 100%, and therefore, a Cap Rate and Participation Rate of less than 100% will never apply. Only Index Strategies with Cap+ Rates can have a Participation Rate less than 100%. However, the Cap+ Rate does not act to limit upside performance so we did not make any updates as a result of this comment.
17.
In the fifth paragraph:
a.
Please clarify how an investor may take money out of Contract Value before the end of the Term and summarize how available amounts are determined.
Response. We revised the first sentence of the new eighth paragraph as follows (note that the paragraphs preceding the eighth paragraph discuss how the Contract Value, specifically the Index Strategy Value, is determined) (emphasis added):
The Contract Owner may take partial withdrawals or fully surrender the Contract Value at any time prior to the Annuitization Date by submitting a withdrawal request to Nationwide’s Service Center.
b.
If accurate, please highlight that certain withdrawals may not be subject to protection from loss.
Response. We bolded the following disclosure in the "What is the purpose of the Contract?" section:
Most notably, the Buffer does not provide the same level of protection and as a result the Index Strategy Value may reflect losses even if negative Index Performance is within the Buffer during a Strategy Term. Additionally, while the Daily ISE Percentage uses the Index Performance, it is not directly related to the Index Performance and the Daily ISE Percentage may be negative even if the Index Performance is positive. This may result in losses and the losses are realized when a withdrawal is taken during the Strategy Term.
c.
Please briefly explain the concept of "free withdrawals".
Response. We revised what is now the new eighth paragraph and added a new ninth paragraph to the "What is the purpose of the Contract?" section as follows (emphasis added):
The Contract Owner may take partial withdrawals or fully surrender the Contract Value at any time prior to the Annuitization Date by submitting a withdrawal request to Nationwide’s Service Center. Partial withdrawals or a full surrender taken in the first six years of the Contract may be subject to a Contingent Deferred Sales Charge (CDSC) and may also be subject to a negative Market Value Adjustment (MVA), both of which will reduce the amount of the withdrawal that the Contract Owner receives.
During the first six Contract Years, the Contract Owner may take withdrawals, called Free Withdrawals, that do not incur a CDSC or MVA. The total dollar amount of Free Withdrawals that can be taken each Contract Year is the Free Withdrawal Amount, which is the greater of 10% of the Contract Value as calculated on the first day of that Contract Year, or the amount required to meet minimum distribution requirements for this Contract under the Code.
18.
At the end of the bold paragraph at the top of page 6, please add that investors should not buy the Contract if they are looking for a short-term investment or plan to make withdrawals in excess of the Free Withdrawal Amount in any Contract Year.
Response. We revised the bolded paragraph as follows (emphasis added):
While the Contract provides some protection against loss, you can lose money under the Contract. It is possible to lose a substantial amount of your principal investment. You should not buy the Contract if you are not willing to assume the risks associated with the Contract. See "Risk Factors." Additionally, you should not buy the Contract if you are looking for a short-term investment or if you plan to take withdrawals in excess of the Free Withdrawal Amount during the first six years of the Contract.
How does a prospective purchaser purchase the Contract?, page 6
Home Office: One Nationwide PlazaNationwide Insurance
Columbus, Ohio 43215-2220Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

19.
If Nationwide agrees to accept multiple payments, please clarify how the Contract Issue Date is determined for purposes of calculating contingent deferred sales charges.
Response. We revised the "How does a prospective purchaser purchase the Contract?" section as follows (emphasis added):
The Contract may be purchased by completing an application and submitting a Purchase Payment of at least $25,000 to the Service Center. Only one Purchase Payment is allowed under the Contract. Nationwide may agree to accept multiple payments as part of a single Purchase Payment. If Nationwide permits multiple payments as part of a single Purchase Payment, the Contract will not be issued until all such payments are received.
Please note that we did not specifically address CDSC in this section as we believe the addition of the new language addressing when the contract would be issued is sufficient to indicate when the CDSC period would begin.
What fees are assessed in buying or owning the Contract?, page 6
20.
Product Fee: Please clarify if the Product Fee resets annually or on some other schedule, and whether there is a maximum rate.
Response. There is no reset of the Product Fee. The Product Fee applies for the life of the contract and is deducted on a quarterly basis as described in the disclosure. Additionally, there is no maximum Product Fee (i.e., it will not change once a contract is issued). If Nationwide were to change the Product Fee, it would only apply to contracts issued on or after the date of the change.
21.
Performance Lock Fee: Please briefly explain the Performance Lock feature.
Response. We revised the first paragraph as follows (emphasis added):
The Performance Lock feature provides the Contract Owner with a one-time transfer during a Strategy Term of the full Index Strategy Value to the Fixed Strategy. Nationwide assesses a Performance Lock Fee when the Contact Owner requests a Performance Lock. The Performance Lock Fee is assessed on the Index Strategy Value that is subject to the Performance Lock request and is [...]% for every year remaining in the Strategy Term as of the date of the Performance Lock request, with partial years rounded up to the next full year. It is calculated as follows:
What fees or adjustments are assessed if a Contract Owner takes a partial withdrawal..., page 7
22.
Please note in this section that amounts available for withdrawal before the end of a Term will be determined by using a current estimate of what the value will be at the end of the Term, and clarify here that this estimate could result in a loss even if the reference index is higher at the time of the withdrawal.
Response. We included the following disclosure as a new first paragraph to the "What fees or adjustments are assessed if a Contract Owner takes a partial withdrawal or a full surrender of the Contract?" section:
On any day other than the Strategy Term End Date, Nationwide uses the Daily ISE Percentage to calculate Index Strategy Earnings. The method used to calculate the Daily ISE Percentage may result in losses even if negative Index Performance is within the Buffer or losses even when the Index Performance has increased since the beginning of the Strategy Term. These losses are realized when a partial withdrawal or full surrender is taken. See "Daily Index Strategy Earnings Percentage (Daily ISE Percentage)" and "Appendix D: Daily Index Strategy Earnings Percentage."
What are the investment options under the Contract?, pages 8-10
23.
In the second bullet, the prospectus notes that the Buffer, Cap Rate and Participation Rate do not apply to the same extent when calculating earnings during a Strategy Term than they do when calculating earnings on the Strategy Term End Date. Please revise to briefly describe why this is so, or cross-reference to another section of the Summary where that brief description may be found.
Response. We updated the cross-reference to the "How are earnings calculated for an Index Strategy during a Strategy Term?" section of the Summary.
Home Office: One Nationwide PlazaNationwide Insurance
Columbus, Ohio 43215-2220Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

24.
In the third bullet, please clarify whether a Participation Rate applies to Index Performance before the Cap+ Rate is reached.
Response. We revised the third bullet as follows (emphasis added):
Index Strategies with Cap+ Rates – each Index Strategy with Cap+ Rate is linked to the performance of an Index and provides downside protection for negative Index Performance through a Buffer. When Index Performance is positive, an Index Strategy with Cap+ Rate applies 100% of any Index Performance up to the Cap+ Rate and then adds to that any Index Performance in excess of the Cap+ Rate multiplied by the Participation Rate. The Participation Rate does not apply to the Index Performance that is less than or equal to the Cap+ Rate.
25.
In the table with currently offered Strategies, please clarify which Strategies also apply a Participation Rate.
Response. All Index Strategies have a Participation Rate. To clarify the applicability of the Participation Rate, we included a footnote at the end of the list of Index Strategies as follows:
* Each Index Strategy also has a Participation Rate. For all Index Strategies, the Participation Rate only applies when the Index Performance is positive. For Index Strategies with Cap Rates, when a Cap Rate is declared for a Strategy Term, the Participation Rate will always equal 100%. When an Index Strategy with Cap Rate is offered as uncapped for a Strategy Term, the Participation Rate will always be greater than or equal to 100%. For Index Strategies with Cap+ Rates, the Participation Rate is only applied to Index Performance in excess of the Cap+ Rate and may be greater than, less than, or equal to 100%, but is guaranteed to always be at least 0.05%.
Additionally, we updated the second bullet in the "What are the investment options under the Contract?" section to clarify that Index Strategies with Cap Rates always have a Participation Rate, as follows (emphasis added):
Index Strategies with Cap Rates – each Index Strategy with Cap Rate is linked to the performance of an Index and provides downside protection for negative Index Performance through a Buffer while limiting positive Index Performance to a Cap Rate. Any positive Index performance is also multiplied by a Participation Rate, which will always be at least 100%. An Index Strategy with Cap Rate may be offered as "uncapped" for a Strategy Term, meaning there is no Cap Rate declared for that Strategy Term (even if Nationwide does not declare a Cap Rate for a particular Strategy Term it does not mean that Nationwide will not declare a Cap Rate for future Strategy Terms).
When Nationwide declares a Cap Rate for a Strategy Term, the Participation Rate will always be equal to 100%. When Nationwide offers an Index Strategy with Cap Rate as uncapped for a Strategy Term, the Participation Rate will always be equal to or greater than 100%.
26.
In the first sentence, the prospectus states that Nationwide reserves the right to add or remove any Index Strategies at any time. Please confirm that at least one of these strategies will be offered at all times.
Response. We revised the paragraph that follows the list of Index Strategies in the "What are the investment options under the Contract?" section, as follows (emphasis added):
Nationwide reserves the right to add or remove any Index Strategies at any time, but any such changes will not affect Strategy Terms already in effect and will become effective on the first day of a new Strategy Term. Nationwide will always offer at least one Index Strategy. The Index Strategies available for election may be different for newly issued Contracts than for existing Contracts or for Contracts with different issue dates.
What are the Crediting Factors for the Index Strategies?, pages 9-10
27.
Index: Please clarify that Index Performance is calculated point-to-point.
Response. We included the following sentence after the list of Indexes in the "What are the Crediting Factors for the Index Strategies?" section:
The Index Performance for each Index is calculated on a point-to-point basis, which is done by comparing the Index Value of the Index on the first day of the Strategy Term to the Index Value of the Index on a specific future date during the Strategy Term.
Home Office: One Nationwide PlazaNationwide Insurance
Columbus, Ohio 43215-2220Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

28.
Please note if the Company has the right to recalculate Index Performance from the beginning of a segment using a new Index introduced in the middle of a segment.
Response. We revised the "What are the Crediting Factors for the Index Strategies?" section to include the following paragraph:
The Index for an Index Strategy generally will not change for the duration of an ongoing Strategy Term. However, Nationwide reserves the right to substitute the Index during a Strategy Term at any time, in limited circumstances. If Nationwide substitutes an Index during a Strategy Term, the Index Performance for the Index Strategy will be equal to the result of compounding the performance of the old index prior to the substitution date and the performance of the new index after the substitution date. See "Index Substitution During a Strategy Term."
29.
Strategy Terms: Please clarify that when making an investment, shorter strategies are generally considered more conservative while longer strategies are considered more aggressive.
Response. We included the following disclosure in the "Strategy Terms" section:
Consecutive 1-year Strategy Terms are generally more conservative than 3 and 6 year Strategy Terms with the same percentage Buffer because the full protection of the Buffer is applied and "resets" more frequently with 1-year Strategy Terms (i.e., once a year) than with 3 and 6 year Strategy Terms. However, consecutive 1-year Strategy Terms are not guaranteed to prevent more losses than longer Strategy Terms with the same Buffer.
30.
Buffer: If accurate, please clarify that the protection offered by a Buffer applies only to amounts invested in a Strategy that remain invested until the end of a Strategy Term End Date.
Response. We revised the third paragraph of the "Buffer" subsection of the "What are the Crediting Factors for the Index Strategies?" section, as follows (emphasis added):
The full protection provided by the Buffer only applies to amounts held until the end of the Strategy Term. While the Buffer is used in the calculation of the Index Strategy Value during a Strategy Term, it does not provide the same level of protection that it does on the last day of a Strategy Term. This means that during a Strategy Term, if the Index is experiencing negative Index Performance within the range of the Buffer’s protection, the Index Strategy Value could be negative until the Strategy Term End Date.
31.
Participation Rate: Please confirm that the Participation Rate applies only when the Index Performance is positive as stated on page 10. We note that generally the application of a participation rate may have the effect of increasing or decreasing gains or losses (e.g., if greater than 100%, it will increase upside potential if the Index Performance is positive but magnify losses if the Index Performance is negative).
Response. The Participation Rate only applies to positive Index Performance. We revised the "Participation Rate" subsection of the "What are the Crediting Factors for the Index Strategies?" section to distinguish the applicability of the Participation Rate among the different Index Strategies, as follows (emphasis added):
Participation Rate – a percentage that represents the proportion of the Index Performance used in the calculation of Term End ISE Percentage. Nationwide declares an Index Strategy’s Participation Rate prior to each Strategy Term. The Participation Rate for an Index Strategy will not change for the duration of a Strategy Term. However, the Participation Rate may change for future Strategy Terms.
For any Index Strategy, the Participation Rate only applies when the Index Performance is positive.
For Index Strategies with Cap Rates, when a Cap Rate is declared, the Participation Rate will always be equal to 100% (i.e., has no impact on the Index Performance). When Nationwide offers an Index Strategy with Cap Rate as uncapped, the Participation Rate will always be equal to or greater than 100%.
For Index Strategies with Cap+ Rates, the Participation Rate only applies to Index Performance in excess of the Cap+ Rate and may be greater than, less than, or equal to 100%. If the Participation Rate is less than 100%, it will decrease the upside potential when the Index Performance is positive. For example, if the Participation Rate is 90%, Nationwide will apply 100% of the Index Performance up to the Cap+ Rate, but only 90% of the Index Performance in excess of the Cap+ Rate.
How are earnings calculated for a Strategy during a Strategy Term?, page 11
Home Office: One Nationwide PlazaNationwide Insurance
Columbus, Ohio 43215-2220Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

32.
If a Contract Owner may suffer losses when exercising the Right to Examine and Cancel, please so state on the cover page.
Response. For states that require return of Contract Value, the Contract Value can be less than the purchase payment. We have added the free look language to the cover page, as follows:
Under state insurance laws, Contract Owners have the right, during a limited period of time, to examine their contract and decide if they want to keep it or cancel it. This right is referred to as a "free look" right. If the Contract Owner elects to cancel the contract pursuant to the free look provision, where required by law, Nationwide will return the greater of the Contract Value or the amount of the initial purchase payment applied during the free look period, less any withdrawals from the contract, and applicable federal and state income tax withholding. Otherwise, Nationwide will return the Contract Value, less any withdrawals from the contract, and applicable federal and state income tax withholding. The Contract Value may be more or less than the initial purchase payment (see "Right to Examine and Cancel").
33.
We note the Daily ISE Percentage estimates the present value of what the Term End ISE Percentage will be on the Strategy Term End Date. Please note this generally will be different than the current value of the Index and address whether this adjustment may result in a loss to the investor even if the reference index at the time of withdrawal is higher than at the beginning of the segment, given the forward looking nature of the estimate and the possibility that the value of the derivatives used to estimate the value of the issuer's obligations are lower at the time of withdrawal than at the beginning of the Strategy Term. If such a loss is possible, please disclose it in the summary in bold.
Response. We revised the first paragraph and added a new second paragraph in the "How are earnings calculated for a Strategy during a Strategy Term?" section, as follows (underlining emphasis added):
On any day other than the Strategy Term End Date, Nationwide uses the Daily ISE Percentage to calculate Index Strategy Earnings. The method used to calculate the Daily ISE Percentage may result in losses even if negative Index Performance is within the Buffer. These losses may be realized if a Death Benefit is processed or if the Contract Owner takes a withdrawal, exercises a Performance Lock or the Right to Examine and Cancel provision, or begins Annuitization. This is because the protection provided by the applicable Buffer isn’t fully realized until the Strategy Term End Date.
The Daily ISE Percentage is not directly related to the Index Performance (although Index Performance impacts the Daily ISE Percentage calculation) and in general will be different than the Index Performance. The Daily ISE Percentage may result in a loss even when the Index Performance has increased since the beginning of the Strategy Term.
34.
In the last sentence of the third paragraph, please clarify if losses may be realized merely if a Death Benefit is calculated or whether it is upon the death of an Annuitant and a claim is made. Please move this sentence to the beginning of this section.
Response. A Death Benefit cannot be calculated until there is a death of the Annuitant and a claim is made. We revised it to say "…if a Death Benefit is processed…" Additionally, we moved this disclosure to the beginning of the section and revised it so it would flow with the section, as follows:
On any day other than the Strategy Term End Date, Nationwide uses the Daily ISE Percentage to calculate Index Strategy Earnings. The method used to calculate the Daily ISE Percentage may result in losses even if negative Index Performance is within the Buffer. These losses may be realized if a Death Benefit is processed or if the Contract Owner takes a withdrawal, exercises a Performance Lock or the Right to Examine and Cancel provision, or begins Annuitization. This is because the protection provided by the applicable Buffer isn’t fully realized until the Strategy Term End Date.
Note that we also moved the following disclosure up in the section to make it the new second paragraph:
The Daily ISE Percentage is not directly related to the Index Performance (although Index Performance impacts the Daily ISE Percentage calculation) and in general will be different than the Index Performance. The Daily ISE Percentage may result in a loss even when the Index Performance has increased since the beginning of the Strategy Term.
How can I access my Contract Value?, page 11
Home Office: One Nationwide PlazaNationwide Insurance
Columbus, Ohio 43215-2220Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

35.
Please consider moving this disclosure above the calculation of the Daily ISE Percentage.
Response. We moved the "How can I access my Contract Value?" section to immediately before the "How are earnings calculated for an Index Strategy during a Strategy Term?" section.
36.
Please add that a tax penalty may be assessed upon a partial withdrawal or full surrender of Contract Value.
Response. We inserted the following disclosure:
All or a portion of any withdrawal may be subject to federal income taxes, and Contract Owners taking withdrawals before age 59½ may be subject to a 10% penalty tax.
37.
Please disclose the number of withdrawals permitted during a Contract Year.
Response. There is no limit on the number of withdrawals a Contract Owner can take, but there is a minimum amount that can be requested as a partial withdrawal. We revised this section to include the following disclosure:
There is no limit to the number of withdrawals that may be taken in a Contract Year. However, partial withdrawals must be at least $100.
What options does a Contract Owner have at the end of a Strategy Term?, page 11
38.
Please briefly describe how the Contract Owner may obtain information regarding available Strategies, and current Participation and Cap Rates.
Response. We revised the first paragraph of the "What options does a Contract Owner have at the end of a Strategy Term?" section, as follows (emphasis added):
At least 30 days prior to a Strategy Term End Date, Nationwide will send a notification to the Contract Owner stating (i) the Strategies that will be available for investment, (ii) their respective Crediting Factors for the upcoming Strategy Term, and (iii) how to communicate the Contract Owner’s instructions to Nationwide. Prior to the close of business on the Strategy Term End Date, the Contract Owner may:
What death benefit does the Contract provide?, page 12
39.
Please clarify that the Death Benefit is no longer available after the Annuitization Date.
Response. We inserted the following as a new second paragraph to the "What death benefit does the Contract provide?":
If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.
40.
For the Return of Premium Death Benefit Option, please clarify whether option 2 returning Purchase Price minus any withdrawals will be adjusted to reflect any fees paid over the life of the Contract.
Response. The Purchase Payment portion of the Return of Premium Death Benefit Option would not be reduced by the Product Fee, Performance Lock Fee, or the Return of Premium Death Benefit Option fee. It would only be reduced by the amount withdrawn by the Contract Owner, which may be assessed a CDSC or MVA, but the CDSC or MVA amount would be part of the amount withdrawn by the Contract Owner. Therefore, we did not update the disclosure.
Risk Factors
Risk of Loss, page 13
41.
Please disclose that because of adjustments and charges that are imposed where amounts are withdrawn either before the end of a surrender charge period or the end of a segment, these withdrawals can result in a loss of principal even if index performance has been positive.
Response. We revised the second paragraph and added a new third paragraph, as follows (emphasis added):
During a Strategy Term, the Index Strategy Value is determined using a current estimate of what the Index Strategy Value will be on the Strategy Term End Date. This method of calculating the Index Strategy Value could result in a loss during a Strategy Term even if negative Index Performance is within the Buffer or when
Home Office: One Nationwide PlazaNationwide Insurance
Columbus, Ohio 43215-2220Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies the Index Performance is positive. There is a risk of a substantial loss of your principal and previously earned Index Strategy Earnings, and the loss is realized if a Death Benefit is processed or if the Contract Owner takes a withdrawal, exercises a Performance Lock or the Right to Examine and Cancel provision, or begins Annuitization. See "Daily Index Strategy Earnings Percentage (Daily ISE Percentage)" and "Appendix D: Daily Index Strategy Earnings Percentage."
Withdrawals during the first six Contract Years may be subject to a CDSC and MVA which can result in the loss of principal and previously earned Index Strategy Earnings.
42.
Please disclose that ongoing contract charges associated with amounts invested in the Indexed Strategies could also cause amounts available for withdrawal to be less than what has been invested, even if index performance has been positive.
Response. We included the following in the "Risk of Loss" section:
The Product Fee, Performance Lock Fee (if the Performance Lock feature is exercised), and the Return of Premium Death Benefit Option fee (if elected) reduce the value of the Index Strategies and therefore reduce the amount available for withdrawal. The fees may result in the loss of principal and previously earned Index Strategy Earnings.
Investment Risks, pages 13-14
43.
In the sixth bullet point, you note that certain Indexes do not include any dividends paid by component companies. We note that none of currently offered Indexes include any dividends; please revise this disclosure accordingly.
Response. We revised the first sentence of the sixth bullet in the "Investment Risk" section, as follows (emphasis added):
None of the Indexes available under this Contract include income from any dividends paid by component companies.
Reinvestment Risk, page 15
44.
Please note what the consequences are if the investor fails to timely notify Nationwide of the investor’s reallocation instructions for a new Term.
Response. We added the following to the "Reinvestment Risk" section:
Nationwide must receive transfer instructions prior to the close of business on the Strategy Term End Date (or if the Strategy Term End Date is not a Business Day, then at least one Business Day prior to the Strategy Term End Date). If Nationwide does not receive the transfer instructions by this time, the Contract Value will remain allocated to the currently elected Strategies using the Crediting Factors applicable for the upcoming Strategy Term. If an Index Strategy is not available for reinvestment, the entire Index Strategy Value allocated to the Index Strategy will be transferred to the Fixed Strategy.
Risks Associated with the Indexes, page 14
45.
Please clarify whether any exchange rate adjustment will be made to the MSCI EAFE Index.
Response. We added the following as the last sentence of the "MSCI EAFE Index" section:
The Index Value for the MSCI EAFE Index is calculated without any exchange rate adjustment.
Reinvestment Risk, page 15
Home Office: One Nationwide PlazaNationwide Insurance
Columbus, Ohio 43215-2220Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

46.
In the second paragraph, in the third sentence, please explain how a Contract Owner can annuitize the Contract if the Contract Owner does not wish to invest in any of the Strategies in the future given the annuitization date is selected at the issuance of the Contract.
Response. While the Contract Owner does designate an Annuity Commencement Date on their application, the Contract Owner can change it at any time (as disclosed in the "Annuity Commencement Date" section). There are limitations, such as the new Annuity Commencement Date cannot be within 2 years of the Contract Issue Date or later than their 115th birthday, which is the purpose of the parenthetical "(subject to limitations)" included in the "Reinvestment Risk" section.
Performance Lock Risk, page 16
47.
In the last bullet point, please clarify what is meant by "sub-optimal time."
Response. We revised the last bullet in the "Performance Lock Risk" section, as follows (emphasis added):
Nationwide does not provide advice or notify Contract Owners regarding whether they should exercise the Performance Lock feature or the optimal time for doing so, if one exists. Contract Owners bear the risk that they will fail to exercise the Performance Lock at the optimal time during a Strategy Term. Contract Owners also bear the risk that they will exercise the Performance Lock at a time during a Strategy Term when they miss out on gains that occur after the Performance Lock, or lock-in losses that would not have occurred had the Performance Lock been exercised at a later date or not at all. Nationwide will not warn Contract Owners if they exercise the Performance Lock at a sub-optimal time. Nationwide is not responsible for any losses related to a decision whether or not to exercise a Performance Lock. It is impossible to know with certainty whether or not a Performance Lock should be exercised.
Nationwide’s Financial Strength and Claims Paying Ability Risk, page 17
48.
In the first paragraph, please replace "guarantees" with "obligations."
Response. We replaced "guarantees" with "obligations."
Market Value Adjustments, page 19
49.
In the first paragraph, please revise the last sentence to state that "MVAs are assessed in addition ...."
Response. We updated the disclosure as requested.
MVA Limitation for Amounts Withdrawn from the Fixed Strategy, page 19
50.
Supplementally, please address whether the Company will register the Fixed Strategy under the Securities Act if the application of MVA could result in losses.
Response. Nationwide believes that the Fixed Strategy is in compliance with the conditions set forth in Section 989J of the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 and, therefore, qualifies for an exemption from registration under the federal securities laws. The Fixed Strategy: 1) will not vary with the performance of a separate account; 2) will satisfy the standard nonforfeiture laws of the applicable states at the time of issue; and 3) will be issued in a state, or Nationwide will be domiciled in a state, that has adopted rules that govern suitability requirements in the sale of an insurance product that substantially meet or exceed the minimum requirements established by the NAIC Suitability in Annuity Transactions Model Regulation.
Nationwide applies a standard nonforfeiture test to the Fixed Strategy to ensure compliance with the applicable standard nonforfeiture laws.
Buffer, page 28
51.
If the buffer is for the life of a segment and that segment can be more than a year, please clarify that the buffer is the total buffer for the life of the segment.
Response. We revised the first paragraph of the "Buffer" section, as follows (emphasis added):
Home Office: One Nationwide PlazaNationwide Insurance
Columbus, Ohio 43215-2220Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies

Each Index Strategy has a Buffer which is the maximum percentage of loss that Nationwide will absorb when calculating the Term End ISE Percentage that may be applied for an Index Strategy on a Strategy Term End Date. The Buffer applies for the duration of the Strategy Term and is not applied on an annual basis (unless a 1-year Strategy Term is elected). The Contract currently offers Index Strategies with Buffers of 10% and 20%.
Index Strategies with Cap Rates, page 29
52.
If a cap is for the duration of a Strategy Term that is more than one year, the Company should clarify that the cap for that segment would be less if measured on an annual basis.
Response. We revised the first paragraph of the "Index Strategies with Cap Rates" section, as follows (emphasis added):
The Cap Rate is the maximum positive Term End ISE Percentage that may be applied for an Index Strategy on a Strategy Term End Date. The Cap Rate applies for the duration of the Strategy Term and is not applied on an annual basis (unless a 1-year Strategy Term is elected). This means that Cap Rates for 3 and 6 year Strategy Terms would be less if measured on an annual basis. The Cap Rate for an Index Strategy will not change for the duration of a Strategy Term. However, the Cap Rate may change for future Strategy Terms. For any Index Strategy, the Cap Rate is guaranteed to never be less than 0.05%. The Cap Rate for a particular Strategy Term may be different for newly issued Contracts than for existing Contracts.
53.
In the text above the first example, please change "this" to "that".
Response. We changed "this" to "that."
54.
Please disclose any minimums for all downside and upside protection formats.
Response. The minimum Cap Rate is disclosed in the first paragraph of the "Index Strategies with Cap Rates" section. The minimum Strategy Term, Buffer, and Participation Rate are disclosed in their respective sections immediately preceding the "Index Strategies with Cap Rates" section. Since the minimums are disclosed in their respective sections we did not include them in the "Index Strategies with Cap Rates" section.
Fixed Annuity Payments, page 43
55.
Please clarify that there are no lump sum annuity payment options.
Response. We revised the "Fixed Annuity Payments" section as follows (emphasis added):
Fixed annuity payments provide for level annuity payments. Premium taxes are deducted prior to determining fixed annuity payments. The fixed annuity payments will remain level unless the annuity payment option provides otherwise.
Lump sum annuity payment options are not available.
56.
Please consider combining this section with the Annuity Payment Options section below.
Response. Nationwide would prefer to keep the format the subsections of the "Annuitizing the Contract" section as it is consistent with all of Nationwide’s prospectuses.
Please contact me direct at (614) 249-7001 if you have any questions regarding this filing.
Very truly yours,
Nationwide Life Insurance Company
/s/ Ben Mischnick
Ben Mischnick
Managing Counsel
Home Office: One Nationwide PlazaNationwide Insurance
Columbus, Ohio 43215-2220Nationwide Financial
Legal Counsel to the Nationwide Insurance Companies and their Associated Companies